                              DELAWARE POOLED TRUST

                       The All-Cap Growth Equity Portfolio
                       The Mid-Cap Growth Equity Portfolio
                      The Small-Cap Growth Equity Portfolio
                      The Smid-Cap Growth Equity Portfolio
            (each, a "Portfolio" and collectively, the "Portfolios")

        Supplement to the Portfolios' Statement of Additional Information
                             dated February 28, 2007

Effective  July 16, 2007,  Christopher  M.  Ericksen  has joined  Jeffrey S. Van
Harte, Christopher J. Bonavico, Kenneth F. Broad, Patrick G. Fortier, Gregory M.
Heywood,  and  Daniel J.  Prislin  as a  portfolio  manager on the team that has portfolio management responsibilities for The All-Cap Growth Equity Portfolio.

Effective  July 16,  2007,  Liu-Er  Chen and  Michael S. Tung have been added as portfolio  managers  on  the  team  that  has  primary  responsibility  for  the healthcare portion of The Mid-Cap Growth Equity Portfolio.  The Small-Cap Growth
Equity Portfolio, and the Smid-Cap Growth Equity Portfolio.

The following  information  supplements the section entitled  "Management of the
Trust--  Officers and  Trustees"  in the  Portfolios'  Statement  of  Additional
Information.

The  following is  additional  information  regarding  investment  professionals affiliated with the Trust:

------------------------ -------------------------- ----------------- ---------------------------

Name, Address, and       Position(s) Held with      Length of Time    Principal Occupation(s)
Birthdate                the Trust                  Served            for the Past 5 Years
------------------------ -------------------------- ----------------- ---------------------------
Liu-Er Chen, CFA           Senior Vice President    Less than 1 year  Senior Vice President and
2005 Market Street         and Chief Investment                        Chief Investment Officer
Philadelphia, PA  19103     Officer - Emerging                            - Emerging Markets
                                  Markets                                Delaware Investment
April 14, 1962                                                          Advisers (a series of
                                                                         Delaware Management
                                                                           Business Trust)
                                                                           (2007-- Present)

                                                                        Mr. Chen has served in
                                                                        various capacities at
                                                                          different times at
                                                                         Evergreen Investment
                                                                          Management Company
------------------------ -------------------------- ----------------- ---------------------------
Christopher M.                Vice President,           2 years       Vice President, Portfolio
Ericksen, CFA              Portfolio Manager and                      Manager and Equity Analyst
2005 Market Street            Equity Analyst                             Delaware Investment
Philadelphia, PA  19103                                                 Advisers (a series of
                                                                         Delaware Management
March 10, 1972                                                             Business Trust)
                                                                           (2005-- Present)

                                                                       Mr. Ericksen has served
                                                                       in various capacities at
                                                                          different times at
                                                                       Transamerica Investment
                                                                           Management, LLC
------------------------ -------------------------- ----------------- ---------------------------
Michael S. Tung, M.D.       Vice President and      Less than 1 year  Vice President and Equity
2005 Market Street            Equity Analyst                                   Analyst
Philadelphia, PA  19103                                                  Delaware Investment
                                                                        Advisers (a series of
November 14, 1975                                                        Delaware Management
                                                                           Business Trust)
                                                                           (2007--Present)

                                                                            Vice President
                                                                            Galleon Group
                                                                            (2005 - 2006)

                                                                               Analyst
                                                                      Hambrecht & Quist Capital
                                                                              Management
                                                                            (2003 - 2005)

                                                                            Junior Analyst
                                                                       Durus Capital Management
                                                                                (2003)

                                                                           Anesthesiologist
                                                                        Beth Israel Deaconess
                                                                       Medical Center, Harvard
                                                                            Medical School
                                                                             (2002-2003)
------------------------ -------------------------- ----------------- ---------------------------

The following information supplements the section entitled "Portfolio Managers--
Other Accounts Managed - The Manager" in the Portfolios' Statement of Additional
Information:

Messrs. Chen, Ericksen, and Tung are responsible for the following accounts. The assets listed below are as of July 16, 2007:

                                                        No. of Accounts    Total Assets in
                                                              with          Accounts with
                           Number of   Total Assets    Performance-Based    Performance-
                           Accounts       Managed             Fees           Based Fees
Liu-Er Chen
Registered Investment         20        $5.3 billion           0                 $0
Companies
Other Pooled Investment        1        $4.6 million           0                 $0
Vehicles
Other Accounts                12        $1.1 billion           1           $110.9 million

Christopher M. Ericksen,
CFA
Registered Investment         19        $4.8 billion           0                 $0
Companies
Other Pooled Investment        0             $0                0                 $0
Vehicles
Other Accounts                53       $10.2 billion           2           $728.1 million

Michael S. Tung
Registered Investment         18        $3.7 billion           0                 $0
Companies
Other Pooled Investment        1        $4.6 million           0                 $0
Vehicles
Other Accounts                 9        $1.1 billion           1           $110.9 million

This Supplement is dated August 24, 2007.